Condensed Financial Information of the Company Condensed Statement of Operations and Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Sales and marketing expenses	¥ (143,887)	¥ (140,672)	¥ (131,301)
General and administrative expenses	(90,636)	(212,411)	(131,075)
Total operating expenses	(282,041)	(392,710)	(298,183)
Loss from operations	(94,106)	(267,318)	(22,867)
Other income/(expenses):
Share of loss from subsidiaries, VIE and subsidiaries of VIE	(5,473)	(23,502)
Others, net	3,283	3,280	783
Loss before income tax	(90,507)	(275,578)	(6,018)
Income tax expenses	102	3,764	19,893
Net loss	(90,609)	(279,342)	(25,911)
Accretion on redeemable noncontrolling interests to redemption value			(1,808)
Accretion of convertible redeemable preferred shares to redemption value			(449,130)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares			(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			(36,977)
Net loss attributable to 36Kr Holdings Inc.'s ordinary shareholders	(89,571)	(280,231)	(850,441)
Parent company | Reportable legal entities
Operating expenses:
Sales and marketing expenses	(282)	(55)
General and administrative expenses	(9,269)	(9,439)	(2,435)
Total operating expenses	(9,551)	(9,494)	(2,435)
Loss from operations	(9,551)	(9,494)	(2,435)
Other income/(expenses):
Share of loss from subsidiaries, VIE and subsidiaries of VIE	(80,559)	(272,297)	(23,797)
Interest income	64	983	484
Interest expenses	(70)	(14)	(73)
Others, net	545	591	66
Loss before income tax	(89,571)	(280,231)	(25,755)
Net loss	(89,571)	(280,231)	(25,755)
Accretion on redeemable noncontrolling interests to redemption value			(1,808)
Accretion of convertible redeemable preferred shares to redemption value			(449,130)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares			(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			(36,977)
Net loss attributable to 36Kr Holdings Inc.'s ordinary shareholders	¥ (89,571)	¥ (280,231)	¥ (850,441)